Average Annual Total Returns{- Materials Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Materials Portfolio	Materials Portfolio Return Before Taxes Past 1 year	Materials Portfolio Return Before Taxes Past 5 years	Materials Portfolio Return Before Taxes Past 10 years	Materials Portfolio After Taxes on Distributions Past 1 year	Materials Portfolio After Taxes on Distributions Past 5 years	Materials Portfolio After Taxes on Distributions Past 10 years	Materials Portfolio After Taxes on Distributions and Sales Past 1 year	Materials Portfolio After Taxes on Distributions and Sales Past 5 years	Materials Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	31.67%	11.67%	10.03%	31.43%	10.68%	9.09%	18.90%	9.04%	7.99%	28.71%	18.47%	16.55%	27.40%	14.01%	12.61%